UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number [811-05037]

[Professionally Managed Portfolios]
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

[626-914-7383]
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  January 31, 2009

Item 1. Schedule of Investments.

FundX Upgrader Fund
SCHEDULE OF INVESTMENTS at January 31, 2009 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES: 99.9%

	Class 1 & 2 Funds: 30.3%^
422,169	Amana Growth Fund	$6,552,070
128,061	FBR Small Cap Financial Fund	1,651,985
235,837	Gabelli Small Cap Growth Fund	4,485,613
37,000	iShares Dow Jones U.S.Transportation Fund	1,949,160
153,389	iShares Dow Jones U.S. Healthcare Fund	8,102,007
209,787	iShares Russell 2000 Index Fund	9,331,326
276,000	iShares Russell 2000 Value Index Fund	11,699,640
75,000	iShares S&P Small Cap 600 Growth Fund	2,994,750
77,000	iShares S&P Small Cap 600 Index Fund	2,986,060
184,000	iShares S&P Small Cap 600 Value Index Fund	7,698,560
725,587	Northern Small Cap Value Fund	6,544,792
687,664	SPDR Consumer Staples Select Sector Fund	15,245,511
84,700	SPDR Gold Trust*	7,733,957
208,000	SPDR Healthcare Select Sector Fund	5,455,840
213,793	SPDR S&P Biotech ETF	11,281,857
108,249	Touchstone Diversified Small Cap Value Fund - Class A	872,488
130,000	Vanguard Healthcare ETF	5,855,200
119,900	Vanguard Pacific Stock ETF	4,578,981

	Total Class 1 & 2 Funds
	(Cost $150,701,838)	115,019,797

	Class 3 Funds: 69.6%^
3,954,061	American Century Equity Income Fund - Insitutional Class	22,221,825
1,387,806	American Century Value Fund - Institutional Class	5,565,103
1,553,407	Diamond Hill Long Short Fund - Class A	20,365,165
355,900	Diamonds Trust - Series 1	28,504,031
217,375	Fairholme Fund	4,508,362
270,101	FMI Common Stock Fund	3,940,774
500,620	FMI Large Cap Fund	5,111,328
448,731	Franklin Rising Dividend Fund - Advisor Class	9,549,001
1,726,429	Hussman Strategic Growth Fund	21,166,015
536,000	iShares Dow Jones Select Dividend Index Fund	18,663,520
282,000	iShares S&P 500 Growth Index Fund	12,052,680
916,505	Ivy Asset Strategy Fund - Class I	16,396,280
169,511	Jensen Portfolio - Class I	3,073,224
505,139	Jensen Portfolio - Class J	9,153,122
700,986	John Hancock Sovereign Investors Fund - Class I	7,823,000
270,213	Nicholas Fund	7,784,845
1,032,298	Oppenheimer Quest Opportunity Value Fund - Class A	22,400,868
900,590	Oppenheimer Rising Dividend Fund - Class Y	10,212,688
435,901	Parnassus Equity Income Fund	7,955,200
43,100	Rydex Russell Top 50 ETF	2,780,812
596,000	SPDR S&P Dividend ETF	20,931,520
163,796	Tweedy Browne Value Fund	2,196,501
257,432	Yacktman Fund	2,226,787

	Total Class 3 Funds	264,582,651
	(Cost $320,256,467)

	TOTAL INVESTMENT COMPANIES
	(Cost $470,958,305)	379,602,448

	SHORT-TERM INVESTMENT: 0.0%
170	AIM STIT - Treasury Portfolio	170

	TOTAL SHORT-TERM INVESTMENT
	(Cost $170)	170

	TOTAL INVESTMENTS: 99.9%
	(Cost $470,958,475)	379,602,618
	Other Assets in Excess of Liabilities: 0.1%	371,629
	NET ASSETS: 100.0%	$379,974,247

*	Non-income producing.
^	CLASS 1: SECTOR AND SPECIALIZED AGGRESSIVE STOCK FUNDS AND ETFs

Class 1 funds and ETFs may have higher levels of risk and include funds that focus on a particular industryor market sector, gold or precious metals funds, funds invested in very small or unseasoned companies (micro-caps) or particular countries or geographic regions like "emerging markets"-contries with less stable developing economies. Class 1 Funds and ETFs may use investing techniques such as leveraging, margin, short positions or use of derivative instruments such as options or futures in ways likely to increase volatility.

^	CLASS 2: AGGRESSIVE STOCK FUNDS AND ETFs WITH ABOVE-AVERAGE RISK

Class 2 funds and ETFs typically experience higher volatility than the overall U.S. equity market. This classincludes funds and ETFs that invest in stocks or convertible bonds of small- or mid-sized companies and funds that focus on a few industry sectors or are concentrated in a few individual holdings.

^	CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS and ETFs

Primarily, Class 3 funds and ETFs have diversified portfolios of well-established mid- and large-sizedcompanies. The international and global funds and ETFs tend to invest in larger companies in mature economies, such as Europe and Japan and are diversified across many countries.

The cost basis of investments for federal income tax purposes at January 31, 2009 was as follows+:

Cost of investments	$473,295,231
Gross unrealized appreciation	750,725
Gross unrealized depreciation	(94,443,338)
Net unrealized depreciation	$(93,692,613)

+
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstandingat the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at January 31, 2009

In September 2006, the Financial Accounting Standards Board issued Standard No. 157 "Fair Value Measurements" ("Fas 157") effective for fiscal years beginning after November 15, 2007.  FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable.  The Fund (Portfolio) has adopted FAS 157 effective January 31, 2009.  A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
Level 3 -	Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Description	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted prices	$379,602,618.00	$0.00
Level 2 - Other Significant observable inputs
Level 3 - Significant unobservable inputs
Total	$379,602,618.00	$0.00

*
Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

FundX Aggressive Upgrader Fund
SCHEDULE OF INVESTMENTS at January 31, 2009 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES: 99.8%

	Class 1 & 2 Funds: 60.7%^
192,992	Amana Mutual Funds Trust Growth Fund	$2,995,232
128,061	FBR Small Cap Financial Fund	1,651,985
153,794	Gabelli Small Cap Growth Fund	2,925,159
19,700	iShares Dow Jones Transportation Fund	1,037,796
117,111	iShares Dow Jones U.S. Healthcare Fund	6,185,803
119,613	iShares Russell 2000 Index Fund	5,320,386
190,900	iShares Russell 2000 Value Index Fund	8,092,251
45,000	iShares S&P Small Cap 600 Growth Fund	1,796,850
46,000	iShares S&P Small Cap 600 Index Fund	1,783,880
152,500	iShares S&P Small Cap 600 Value Index Fund	6,380,600
610,699	Northern Small Cap Value Fund	5,508,509
536,924	SPDR Consumer Staple Select Sector Fund	11,903,605
84,700	SPDR Gold Trust*	7,733,957
185,000	SPDR Healthcare Select Sector Fund	4,852,550
134,207	SPDR S&P Biotech ETF	7,082,103
108,249	Touchstone Diversified Small Cap Value Fund - Class A	872,488
56,500	Vanguard Healthcare ETF	2,544,760
98,400	Vanguard Pacific Stock ETF	3,757,896

	Total Class 1 & 2 Funds
	(Cost $105,344,206)	82,425,810

	Class 3 Funds: 39.1%^
892,420	American Century Equity Income Fund - Institutional Class	5,015,402
393,292	Diamond Hill Long Short Fund - Class A	5,156,054
91,405	Diamond Hill Long Short Fund - Class I	1,201,976
59,500	Diamonds Trust - Series 1	4,765,355
37,988	Fairholme Fund	787,882
60,153	Franklin Rising Dividend Fund - Advisor Class	1,280,052
421,327	Hussman Strategic Growth Fund	5,165,472
120,200	iShares Dow Jones Select Dividend Index Fund	4,185,364
23,750	iShares S&P 500 Growth Index Fund	1,015,075
326,710	Ivy Asset Strategy Fund - Class I	5,844,838
101,548	Jensen Portfolio - Class I	1,841,071
185,869	John Hancock Sovereign Investors Fund - Class I	2,074,293
28,376	Nicholas Fund	817,523
52,632	Nuveen Tradewinds International Value Fund - Class R	953,158
232,293	Oppenheimer Quest Opportunity Value Fund - Class A	5,040,762
137,519	Oppenheimer Rising Dividend Fund - Class Y	1,559,466
88,399	Parnassus Equity Income Fund	1,613,278
133,700	SPDR S&P Dividend ETF	4,695,544

	Total Class 3 Funds
	(Cost $64,017,283)	53,012,565

	TOTAL INVESTMENT COMPANIES
	(Cost $169,361,489)	135,438,375

	SHORT-TERM INVESTMENT: 0.1%
157,296	AIM STIT - Treasury Portfolio	157,296

	TOTAL SHORT-TERM INVESTMENT
	(Cost $157,296)	157,296

	TOTAL INVESTMENTS: 99.9%
	(Cost $169,518,785)	135,595,671
	Other Assets in Excess of Liabilities: 0.1%	80,245
	NET ASSETS: 100.0%	$135,675,916

*	Non-income producing.
^	CLASS 1: SECTOR AND SPECIALIZED AGGRESSIVE STOCK FUNDS AND ETFs

Class 1 funds and ETFs may have higher levels of risk and include funds that focus on a particular industry or market sector, gold or precious metals funds, funds invested in very small or unseasoned companies (micro-caps) or particular countries or geographic regions like "emerging markets"-contries with less stable developing economies. Class 1 Funds and ETFs may use investing techniques such as leveraging, margin, short positions or use of derivative instruments such as options or futures in ways likely to increase volatility.

^	CLASS 2: AGGRESSIVE STOCK FUNDS AND ETFs WITH ABOVE-AVERAGE RISK

Class 2 funds and ETFs typically experience higher volatility than the overall U.S. equity market. This classincludes funds and ETFs that invest in stocks or convertible bonds of small- or mid-sized companies and funds that focus on a few industry sectors or are concentrated in a few individual holdings.

^	CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS and ETFs

Primarily, Class 3 funds and ETFs have diversified portfolios of well-established mid- and large-sizedcompanies. The international and global funds and ETFs tend to invest in larger companies in mature economies, such as Europe and Japan and are diversified across many countries.

The cost basis of investments for federal income tax purposes at January 31, 2009 was as follows+:

Cost of investments	$169,914,210
Gross unrealized appreciation	1,113,178
Gross unrealized depreciation	(35,431,717)
Net unrealized depreciation	$(34,318,539)

+
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstandingat the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at January 31, 2009

In September 2006, the Financial Accounting Standards Board issued Standard No. 157 "Fair Value Measurements" ("Fas 157") effective for fiscal years beginning after November 15, 2007.  FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable.  The Fund (Portfolio) has adopted FAS 157 effective January 31, 2009.  A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
Level 3 -	Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Description	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted prices	$135,595,671.00	$0.00
Level 2 - Other Significant observable inputs
Level 3 - Significant unobservable inputs
Total	$135,595,671.00	$0.00

*
Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

FundX Conservative Upgrader Fund
SCHEDULE OF INVESTMENTS at January 31, 2009 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES: 99.8%

	Class 3 Funds: 59.1%^
502,515	American Century Equity Income Fund - Institutional Class	$2,824,135
231,317	Diamond Hill Long Short Fund - Class A	3,032,561
28,000	Diamonds Trust - Series 1	2,242,520
54,020	FMI Common Stock Fund	788,155
245,748	Hussman Strategic Growth Fund	3,012,871
43,350	iShares Dow Jones Select Dividend Index Fund	1,509,447
26,000	iShares S&P 500 Growth Index Fund	1,111,240
97,648	Ivy Asset Strategy Fund - Class A	1,737,160
85,427	Ivy Asset Strategy Fund - Class I	1,528,293
156,353	Jensen Portfolio Fund - Class I	2,834,686
39,704	John Hancock Global Leaders Fund - Class I	717,050
126,823	John Hancock Sovereign Investors Fund - Class I	1,415,347
41,997	Nicholas Fund	1,209,934
40,535	Oppenheimer Quest Opportunity Value Fund - Class A	879,610
171,073	Oppenheimer Rising Dividend Fund - Class Y	1,939,965
95,770	Parnassus Equity Income Fund	1,747,804
74,000	SPDR S&P Dividend ETF	2,598,880
86,342	Tweedy Browne Value Fund	1,157,843
95,722	Yacktman Fund	827,996

	Total Class 3 Funds
	(Cost $41,142,035)	33,115,497

	Bond Funds: 40.7%^
80,350	iShares Barclays 1-3 Year Treasury Bond Fund	6,772,702
24,900	iShares Barclays 3-7 Year Treasury Bond Fund	2,838,849
23,400	iShares Barclays 7-10 Year Treasury Bond Fund	2,215,980
26,900	iShares Barclays MBS Bond	2,817,237
27,400	iShares Barclays Short Treasury Bond Fund	3,023,042
392,143	PIMCO Total Return Fund - Institutional Class	3,980,246
22,800	SPDR Barclays Capital International Treasury Bond Fund	1,157,100

	Total Bond Funds
	(Cost $22,701,188)	22,805,156

	TOTAL INVESTMENT COMPANIES
	Cost ($63,843,223)	55,920,653

	SHORT-TERM INVESTMENT: 0.1%
52,578	AIM STIT - Treasury Portfolio	52,578

	TOTAL SHORT-TERM INVESTMENT
	(Cost $52,578)	52,578

	TOTAL INVESTMENTS: 99.9%
	(Cost $63,895,801)	55,973,231
	Other Assets in Excess of Liabilities: 0.1%	51,304
	NET ASSETS: 100.0%	$56,024,535

^	CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS and ETFs

Primarily, Class 3 funds and ETFs have diversified portfolios of well-established mid- and large-sizedcompanies. The international and global funds and ETFs tend to invest in larger companies in mature economies, such as Europe and Japan and are diversified across many countries.

^	CLASS 5: FIXED INCOME (BOND) FUNDS AND ETFs

Bond funds and ETFs aim to generate current income while preserving capital. Because of their morepredictable income streams, bonds generally have less price volatility than stocks. Funds and ETFs that invest in bonds with higher credit quality and shorter maturity tend to be less risky than those with lower credit quality and longer maturity. Some Class 5 funds and ETFs specialize in high yield bonds with lower s credit quality or in international bond denominated in foreign currencies.

The cost basis of investments for federal income tax purposes at January 31, 2009 was as follows+:

Cost of investments	$63,899,571
Gross unrealized appreciation	399,587
Gross unrealized depreciation	(8,325,927)
Net unrealized depreciation	$(7,926,340)

+
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstandingat the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at January 31, 2009

In September 2006, the Financial Accounting Standards Board issued Standard No. 157 "Fair Value Measurements" ("Fas 157") effective for fiscal years beginning after November 15, 2007.  FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable.  The Fund (Portfolio) has adopted FAS 157 effective January 31, 2009.  A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
Level 3 -	Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Description	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted prices	$55,973,231.00	$0.00
Level 2 - Other Significant observable inputs
Level 3 - Significant unobservable inputs
Total	$55,973,231.00	$0.00

*
Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

FundX Flexible Income Fund
SCHEDULE OF INVESTMENTS at January 31, 2009 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES: 98.0%

	Bond Funds: 98.0%^
1,044,695	Federated U.S. Government Securities 1-3 Year Fund	$11,345,386
619,846	FPA New Income Fund	6,824,507
357,100	iShares Barclays 1-3 Year Treasury Bond Fund	30,099,959
146,900	iShares Barclays 3-7 Year Treasury Bond Fund	16,748,069
125,500	iShares Barclays 7-10 Year Treasury Bond Fund	11,884,850
135,700	iShares Barclays MBS Bond Fund	14,211,861
36,700	iShares iBoxx Investment Grade Corporate Bond Fund	3,663,394
227,800	iShares Lehman Short Treasury Bond Fund	25,133,174
160,821	Managers Short Duration Government Fund	1,494,026
1,407,051	PIMCO Total Return Fund - Institutional Class	14,281,569
59,200	SPDR Barclays Capital International Treasury Bond Fund	3,004,400
37,700	Vanguard Total Bond Market ETF	2,915,341
89,833	Weitz Intermediate Income Fund	1,026,796

	Total Bond Funds
	(Cost $141,220,386)	142,633,332

	TOTAL INVESTMENT COMPANIES
	(Cost $141,220,386)	142,633,332

	SHORT-TERM INVESTMENT: 2.9%
4,208,963	AIM STIT - Treasury Portfolio	4,208,963

	TOTAL SHORT-TERM INVESTMENT
	(Cost $4,208,963)	4,208,963

	TOTAL INVESTMENTS: 100.9%
	(Cost $145,429,349)	146,842,295
	Other Liabilities in Excess of Assets: (0.9)%	(1,341,210)
	NET ASSETS: 100.0%	$145,501,085

^	CLASS 5: FIXED INCOME (BOND) FUNDS AND ETFs

Bond funds and ETFs aim to generate current income while preserving capital. Because of their morepredictable income streams, bonds generally have less price volatility than stocks. Funds and ETFs that invest in bonds with higher credit quality and shorter maturity tend to be less risky than those with lower credit quality and longer maturity. Some Class 5 funds and ETFs specialize in high yield bonds with lower s credit quality or in international bond denominated in foreign currencies.

The cost basis of investments for federal income tax purposes at January 31, 2009 was as follows+:

Cost of investments	$145,499,530
Gross unrealized appreciation	2,282,435
Gross unrealized depreciation	(939,670)
Net unrealized depreciation	$1,342,765

+
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstandingat the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at January 31, 2009

In September 2006, the Financial Accounting Standards Board issued Standard No. 157 "Fair Value Measurements" ("Fas 157") effective for fiscal years beginning after November 15, 2007.  FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable.  The Fund (Portfolio) has adopted FAS 157 effective January 31, 2009.  A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
Level 3 -	Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Description	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted prices	$146,842,295.00	$0.00
Level 2 - Other Significant observable inputs
Level 3 - Significant unobservable inputs
Total	$146,842,295.00	$0.00

*
Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

FundX Stock Upgrader Fund
SCHEDULE OF INVESTMENTS at January 31, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS: 98.9%

	Air Freight & Logistics: 1.8%
1,900	C.H. Robinson Worldwide	$87,362

	Beverages: 1.8%
2,100	Molson Coors Brewing Co.	84,567

	Biotechnology: 7.4%
1,750	Amgen, Inc.*	95,987
1,000	Celgene Corp.*	52,950
1,300	Cephalon, Inc.*	100,334
2,000	Gilead Sciences, Inc.*	101,540
		350,811
	Commercial Banks: 4.5%
1,850	BB&T Corp.	36,612
10,387	First Horizon National Corp.	98,884
4,100	Wells Fargo Co.	77,490
		212,986
	Commercial Services & Supplies: 7.0%
1,050	Apollo Group, Inc.*	85,533
4,600	H&R Block, Inc.	95,358
1,000	Stericycle, Inc.*	48,920
3,200	Waste Management, Inc.	99,808
		329,619

	Computers & Peripherals: 1.0%
4,000	QLogic Corp.*	45,280

	Construction Materials: 1.6%
1,500	Vulcan Materials Co.	74,190

	Containers & Packaging: 4.9%
2,500	Ball Corp,	95,850
2,000	Bemis Corp.	45,140
4,200	Pactiv Corp.*	90,804
		231,794
	Electric Utilities: 6.6%
1,300	Consolidated Edison, Inc.	52,975
2,700	PG&E Corp.	104,409
2,900	The Southern Co.	97,005
1,300	Wisconsin Energy Corp.	57,954
		312,343
	Food & Staples Retailing: 2.9%
2,000	The Kroger Co.	45,000
1,907	Wal-Mart Stores, Inc.	89,858
		134,858
	Food Products: 8.7%
1,800	Archer-Daniels-Midland Co.	49,284
1,750	Campbell Soup Co.	53,148
1,600	General Mills, Inc.	94,640
1,500	Hershey Foods Corp.	55,920
2,400	The JM Smucker Co.	108,360
1,200	Kellogg Co.	52,428
		413,780
	Gas Utilities: 1.1%
1,550	Nicor, Inc.	53,025

	Health Care Equipment & Supplies: 2.4%
1,000	Baxter International, Inc.	58,650
650	C.R. Bard, Inc.	55,620
		114,270
	Health Care Providers & Services: 4.4%
1,100	DaVita, Inc.*	51,700
1,200	Medco Health Solutions, Inc.*	53,916
2,100	Quest Diagnostics	103,635
		209,251
	Hotels, Restaurants & Leisure: 4.1%
3,700	Darden Restaurants, Inc.	97,014
1,663	McDonald's Corp.	96,487
		193,501
	Household Durables: 1.8%
8,400	Pulte Homes, Inc.	85,260

	Household Products: 2.1%
950	Clorox Co.	47,642
900	Proctor & Gamble Co.	49,050
		96,692
	Insurance: 6.3%
2,300	Aon Corp.	85,215
1,000	Chubb Corp.	42,580
3,600	Cincinnati Financial Corp.	78,948
2,200	Marsh & McLennan Companies, Inc.	42,526
1,200	Travelers Companies, Inc.	46,368
		295,637
	IT Services: 1.0%
1,300	Automatic Data Processing, Inc.	47,229

	Leisure Equipment & Products: 2.8%
3,609	Hasbro, Inc.	87,085
3,300	Matel, Inc.	46,827
		133,912
	Multiline Retail: 2.1%
3,650	Family Dollar Stores, Inc.	101,360

	Multi-Utilities: 1.0%
1,200	Integrys Energy Group, Inc.	50,100

	Oil, Gas & Consumable Fuels: 2.1%
600	Exxon Mobil Corp.	45,888
1,200	Sunoco, Inc.	55,584
		101,472
	Pharmaceuticals: 7.4%
1,000	Abbott Laboratories	55,440
4,600	Bristol-Meyer Squibb Co.	98,486
800	Genzyme Corp.*	55,136
9,800	King Pharmaceuticals, Inc.*	85,652
2,000	Watson Pharmaceuticals, Inc.*	54,560
		349,274
	Real Estate Investment Trusts: 2.5%
3,300	Prologis	33,033
1,373	Public Storage, Inc.	84,948
		117,981
	Savings Institutions: 0.8%
3,256	Hudson City Bancorp, Inc.	37,770

	Software: 2.0%
3,100	McAfee, Inc.*	94,519

	Specialty Retail: 4.8%
750	Autozone, Inc.*	99,668
2,400	Lowe's Cos, Inc.	43,848
1,700	The Sherwin-Williams Co.	81,175
		224,691
	Thrifts & Mortgage Finance: 2.0%
5,900	Peoples United Financial, Inc.	96,524

	TOTAL COMMON STOCKS
	(Cost $5,235,109)	4,680,058

	SHORT-TERM INVESTMENT: 0.9%
40,821	AIM STIT - Treasury Portfolio	40,821

	TOTAL SHORT-TERM INVESTMENT
	(Cost $40,821)	40,821

	TOTAL INVESTMENTS: 99.8%
	(Cost $5,275,930)	4,720,879
	Other Assets in Excess of Liabilities: 0.2%	11,824
	NET ASSETS: 100.0%	$4,732,703

*	Non-income producing security.

The cost basis of investments for federal income tax purposes at January 31, 2009 was as follows+:

Cost of investments	$5,289,548
Gross unrealized appreciation	85,871
Gross unrealized depreciation	(654,540)
Net unrealized appreciation	$(568,669)

+
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstandingat the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at January 31, 2009

In September 2006, the Financial Accounting Standards Board issued Standard No. 157 "Fair Value Measurements" ("Fas 157") effective for fiscal years beginning after November 15, 2007.  FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable.  The Fund (Portfolio) has adopted FAS 157 effective January 31, 2009.  A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
Level 3 -	Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Description	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted prices	$4,720,879.00	$0.00
Level 2 - Other Significant observable inputs
Level 3 - Significant unobservable inputs
Total	$4,720,879.00	$0.00

*
Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

FundX ETF Aggressive Upgrader Fund
SCHEDULE OF INVESTMENTS at January 31, 2009 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES: 99.1%

	Class 1 & 2 Funds: 88.3%^
53,300	iShares Dow Jones U.S. Consumer Goods Fund	$2,281,240
29,000	iShares Dow Jones U.S. Energy Fund	805,040
22,656	iShares Dow Jones U.S. Healthcare Fund	1,196,690
140,000	iShares Dow Jones U.S. Telecommunication Fund	2,153,200
16,050	iShares Dow Jones U.S. Utilities Fund	1,100,227
46,050	iShares Global Healthcare Fund	1,977,848
267,150	iShares MSCI Japan Index Fund	2,252,074
22,401	iShares Nasdaq Biotech Fund*	1,581,063
50,300	iShares S&P Global Telecommunication Fund	2,234,326
40,000	PowerShares Aerospace & Defense ETF	541,200
64,400	PowerShares Dynamic Food & Beverage ETF	788,900
77,750	PowerShares Dynamic Pharmaceuticals ETF	1,192,685
105,254	SPDR Consumer Staples Select Sector Fund	2,333,481
29,400	SPDR Gold Trust*	2,684,514
45,750	SPDR Healthcare Select Sector Fund	1,200,023
27,750	SPDR Utilities Select Sector Fund	798,645
29,843	SPDR S&P Biotech ETF	1,574,815
43,056	Vanguard Consumer Staples ETF	2,295,746
53,179	Vanguard Healthcare ETF	2,395,182
39,800	Vanguard Pacific Stock ETF	1,519,962
26,400	Vanguard Utilities ETF	1,590,336

	Total Class 1 & 2 Funds
	(Cost $38,185,168)	34,497,197

	Class 3 Funds: 10.8%^
144,400	PowerShares Dynamic Large Cap Value ETF	1,946,512
64,900	SPDR S&P Dividend ETF	2,279,288

	Total Class 3 Funds
	(Cost $4,993,633)	4,225,800

	TOTAL INVESTMENT COMPANIES
	(Cost $43,178,801)	38,722,997

	SHORT-TERM INVESTMENT: 0.3%
119,451	AIM STIT - Treasury Portfolio	119,451

	TOTAL SHORT-TERM INVESTMENT
	(Cost $119,451)	119,451

	TOTAL INVESTMENTS: 99.4%
	(Cost $43,298,252)	38,842,448
	Other Assets in Excess of Liabilities: 0.6%	218,019
	NET ASSETS: 100.0%	$39,060,467

*	Non-income producing security.
^	CLASS 1: SECTOR AND SPECIALIZED AGGRESSIVE STOCK FUNDS AND ETFs

Class 1 funds and ETFs may have higher levels of risk and include funds that focus on a particular industryor market sector, gold or precious metals funds, funds invested in very small or unseasoned companies (micro-caps) or particular countries or geographic regions like "emerging markets"-contries with less stable developing economies. Class 1 Funds and ETFs may use investing techniques such as leveraging, margin, short positions or use of derivative instruments such as options or futures in ways likely to increase volatility.

^	CLASS 2: AGGRESSIVE STOCK FUNDS AND ETFs WITH ABOVE-AVERAGE RISK

Class 2 funds and ETFs typically experience higher volatility than the overall U.S. equity market. This classincludes funds and ETFs that invest in stocks or convertible bonds of small- or mid-sized companies and funds that focus on a few industry sectors or are concentrated in a few individual holdings.

^	CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS and ETFs

Primarily, Class 3 funds and ETFs have diversified portfolios of well-established mid- and large-sizedcompanies. The international and global funds and ETFs tend to invest in larger companies in mature economies, such as Europe and Japan and are diversified across many countries.

The cost basis of investments for federal income tax purposes at January 31, 2009 was as follows+:

Cost of investments	$44,079,606
Gross unrealized appreciation	337,377
Gross unrealized depreciation	(5,574,535)
Net unrealized depreciation	$(5,237,158)

+
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstandingat the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at January 31, 2009

In September 2006, the Financial Accounting Standards Board issued Standard No. 157 "Fair Value Measurements" ("Fas 157") effective for fiscal years beginning after November 15, 2007.  FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable.  The Fund (Portfolio) has adopted FAS 157 effective January 31, 2009.  A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
Level 3 -	Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Description	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted prices	$38,842,448.00	$0.00
Level 2 - Other Significant observable inputs
Level 3 - Significant unobservable inputs
Total	$38,842,448.00	$0.00

*
Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

FundX ETF Upgrader Fund
SCHEDULE OF INVESTMENTS at January 31, 2009 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES: 100.5%

	Class 1 & 2 Funds: 26.9%^
4,419	iShares Dow Jones U.S. Consumer Goods Fund	$189,133
1,899	iShares Dow Jones U.S. Healthcare Fund	100,305
992	iShares Dow Jones Utilities Fund	68,002
22,750	iShares MSCI Japan Index Fund	191,782
1,905	iShares Nasdaq Biotech Fund*	134,455
2,000	iShares Russell 2000 Index Fund	88,960
3,802	iShares S&P Global Healthcare Fund	163,296
4,350	iShares S&P Global Telecommunication Fund	193,227
5,546	PowerShares Dynamic Food & Beverage ETF	67,938
6,550	PowerShares Dynamic Pharmaceuticals ETF	100,477
8,706	SPDR Consumer Staples Select Sector Fund	193,012
2,467	SPDR Gold Trust*	225,262
3,834	SPDR Healthcare Select Sector Fund	100,566
2,300	SPDR Utilities Select Sector Fund	66,194
2,460	SPDR S&P Biotech ETF	129,814
3,611	Vanguard Consumer Staples ETF	192,538
4,476	Vanguard Healthcare ETF	201,599
3,500	Vanguard Pacific Stock ETF	133,665
2,186	Vanguard Utilities ETF	131,685

	Total Class 1 & 2 Funds
	(Cost $2,802,253)	2,671,910

	Class 3 Funds: 73.6%^
19,431	Diamonds Trust - Series 1	1,556,229
41,282	iShares Dow Jones Select Dividend Index Fund	1,437,439
24,800	iShares S&P 500 Growth Index Fund	1,059,952
1,300	iShares S&P Mid Cap 400 Index Fund	64,649
3,450	iShares S&P Mid Cap 400 Value Index Fund	159,873
40,800	PowerShares Dynamic Large Cap Value ETF	549,984
16,567	Rydex Russell top 50 ETF	1,068,903
40,564	SPDR S&P Dividend ETF	1,424,608

	Total Class 3 Funds
	(Cost $8,069,199)	7,321,637

	TOTAL INVESTMENT COMPANIES
	(Cost $10,871,452)	9,993,547

	SHORT-TERM INVESTMENT: 0.0%
834	AIM STIT - Treasury Portfolio	834

	TOTAL SHORT-TERM INVESTMENT
	(Cost $834)	834

	TOTAL INVESTMENTS: 100.5%
	(Cost $10,872,286)	9,994,381
	Liabilities in Excess of Other Assets: (0.5)%	(54,165)
	NET ASSETS: 100.0%	$9,940,216

*	Non-income producing security.
^	CLASS 1: SECTOR AND SPECIALIZED AGGRESSIVE STOCK FUNDS AND ETFs

Class 1 funds and ETFs may have higher levels of risk and include funds that focus on a particular industryor market sector, gold or precious metals funds, funds invested in very small or unseasoned companies (micro-caps) or particular countries or geographic regions like "emerging markets"-contries with less stable developing economies. Class 1 Funds and ETFs may use investing techniques such as leveraging, margin, short positions or use of derivative instruments such as options or futures in ways likely to increase volatility.

^	CLASS 2: AGGRESSIVE STOCK FUNDS AND ETFs WITH ABOVE-AVERAGE RISK

Class 2 funds and ETFs typically experience higher volatility than the overall U.S. equity market. This classincludes funds and ETFs that invest in stocks or convertible bonds of small- or mid-sized companies and funds that focus on a few industry sectors or are concentrated in a few individual holdings.

^	CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS and ETFs

Primarily, Class 3 funds and ETFs have diversified portfolios of well-established mid- and large-sizedcompanies. The international and global funds and ETFs tend to invest in larger companies in mature economies, such as Europe and Japan and are diversified across many countries.

The cost basis of investments for federal income tax purposes at January 31, 2009 was as follows+:

Cost of investments	$11,177,797
Gross unrealized appreciation	70,520
Gross unrealized depreciation	(1,253,936)
Net unrealized depreciation	$(1,183,416)

+
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstandingat the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at January 31, 2009

In September 2006, the Financial Accounting Standards Board issued Standard No. 157 "Fair Value Measurements" ("Fas 157") effective for fiscal years beginning after November 15, 2007.  FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable.  The Fund (Portfolio) has adopted FAS 157 effective January 31, 2009.  A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
Level 3 -	Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Description	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted prices	$9,994,381.00	$0.00
Level 2 - Other Significant observable inputs
Level 3 - Significant unobservable inputs
Total	$9,994,381.00	$0.00

*
Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

FundX Tactical Upgrader Fund
SCHEDULE OF INVESTMENTS at January 31, 2009 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES: 87.2%

	Class 1 & 2 Funds: 36.5%^
127,000	iShares Dow Jones U.S. Telecommunication Fund	$1,953,260
15,000	iShares Dow Jones U.S. Utilities Fund	1,028,250
28,250	iShares S&P Global Healthcare Fund	1,213,338
13,350	iShares Nasdaq Biotech Fund*	942,243
49,000	Proshares Short Russell 2000 ETF	3,521,140
140,300	ProShares Short S&P 500 ETF	10,895,698
38,700	SPDR Gold Trust*	3,533,697
27,500	SPDR Healthcare Select Sector Fund	721,325
31,900	Vanguard Healthcare ETF	1,436,776

	Total Class 1 & 2 Funds
	(Cost $25,292,472)	25,245,727

	Class 3 Funds: 50.7%^
470,385	American Century Equity Income Fund - Institutional Class	2,643,565
152,403	Diamond Hill Long Short Fund - Class A	1,997,997
30,000	Diamonds Trust - Series 1	2,402,700
138,088	FMI Common Stock Fund	2,014,698
233,459	FMI Large Cap Fund	2,383,612
226,798	Hussman Strategic Growth Fund	2,780,545
93,025	ING Corporate Leaders Fund - Class B	1,361,892
83,000	iShares Russell 3000 Growth Index Fund	2,367,990
115,000	iShares S&P 500 Growth Index Fund	4,915,100
79,434	Ivy Asset Strategy Fund - Class I	1,421,077
133,904	Jensen Portfolio - Class I	2,427,682
107,582	Nuveen Tradewinds International Value Fund - Class R	1,948,310
119,710	Oppenheimer Quest Opportunity Value Fund - Class A	2,597,701
130,743	Parnassus Equity Income Fund	2,386,069
156,148	Yacktman Fund	1,350,679

	Total Class 3 Funds
	(Cost $41,936,098)	34,999,617

	TOTAL INVESTMENT COMPANIES
	(Cost $67,228,570)	60,245,344

	SHORT-TERM INVESTMENT: 12.0%
8,264,643	AIM STIT - Treasury Portfolio	8,264,643

	TOTAL SHORT-TERM INVESTMENT
	(Cost $8,264,643)	8,264,643

	TOTAL INVESTMENTS: 99.2%
	(Cost $75,493,213)	68,509,987
	Other Assets in Excess of Liabilities: 0.8%	590,608
	NET ASSETS: 100.0%	$69,100,595

*	Non-income producing.
^	CLASS 1: SECTOR AND SPECIALIZED AGGRESSIVE STOCK FUNDS AND ETFs

Class 1 funds and ETFs may have higher levels of risk and include funds that focus on a particular industryor market sector, gold or precious metals funds, funds invested in very small or unseasoned companies (micro-caps) or particular countries or geographic regions like "emerging markets"-contries with less stable developing economies. Class 1 Funds and ETFs may use investing techniques such as leveraging, margin, short positions or use of derivative instruments such as options or futures in ways likely to increase volatility.

^	CLASS 2: AGGRESSIVE STOCK FUNDS AND ETFs WITH ABOVE-AVERAGE RISK

Class 2 funds and ETFs typically experience higher volatility than the overall U.S. equity market. This classincludes funds and ETFs that invest in stocks or convertible bonds of small- or mid-sized companies and funds that focus on a few industry sectors or are concentrated in a few individual holdings.

^	CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS and ETFs

Primarily, Class 3 funds and ETFs have diversified portfolios of well-established mid- and large-sizedcompanies. The international and global funds and ETFs tend to invest in larger companies in mature economies, such as Europe and Japan and are diversified across many countries.

The cost basis of investments for federal income tax purposes at January 31, 2009 was as follows+:

Cost of investments	$76,686,178
Gross unrealized appreciation	666,014
Gross unrealized depreciation	(8,842,205)
Net unrealized depreciation	$(8,176,191)

+	Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments since the Funddoes not have a full fiscal year.

FAS 157 - Summary of Fair Value Exposure at January 31, 2009

In September 2006, the Financial Accounting Standards Board issued Standard No. 157 "Fair Value Measurements" ("Fas 157") effective for fiscal years beginning after November 15, 2007.  FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable.  The Fund (Portfolio) has adopted FAS 157 effective January 31, 2009.  A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
Level 3 -	Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Description	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted prices	$68,509,987.00	$0.00
Level 2 - Other Significant observable inputs
Level 3 - Significant unobservable inputs
Total	$68,509,987.00	$0.00

*
Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title           /s/Robert M. Slotky
Robert M. Slotky, President

Date     March 12, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/Robert M. Slotky
Robert M. Slotky, President

Date     March 12, 2009

By (Signature and Title)*       /s/Eric W. Falkeis
Eric W. Falkeis, Treasurer

Date     March 13, 2009

*	Print the name and title of each signing officer under his or her signature.